Expense Example - FidelityLargeCapStockFund-AMCIZPRO - FidelityLargeCapStockFund-AMCIZPRO - Fidelity Large Cap Stock Fund	Apr. 07, 2025 USD ($)
Fidelity Advisor Large Cap Stock Fund - Class C
Expense Example:
1 year	$ 280
3 years	557
5 years	959
10 years	1,886
Fidelity Advisor Large Cap Stock Fund - Class M
Expense Example:
1 year	475
3 years	739
5 years	1,023
10 years	1,830
Fidelity Advisor Large Cap Stock Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Large Cap Stock Fund - Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Advisor Large Cap Stock Fund - Class A
Expense Example:
1 year	673
3 years	881
5 years	1,106
10 years	$ 1,751